JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 1, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Funds listed on Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 127 (Amendment No. 128 under the Investment Company Act of 1940, as amended) filed electronically on February 25, 2022.
Please contact the undersigned at 212-272-7085 if you have any questions.
Very truly yours,
/s/ Max Vogel
Max Vogel
Assistant Secretary

APPENDIX A
J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan International Hedged Equity Fund
J.P. Morgan Specialty Funds
JPMorgan Macro Opportunities Fund